Subsequent Events (Details) - USD ($)				12 Months Ended
	Dec. 20, 2023	Nov. 28, 2023	Apr. 14, 2021	Dec. 31, 2023	Dec. 08, 2023	Oct. 31, 2023	Oct. 18, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Line Items]
Preferred stock, par value (in Dollars per share)				$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Convertible debt		$ 194,000,000
Shares issued (in Shares)				1,341,140			74,695
Preferred stock shares (in Shares)
Percentage of private placement face amount	6.50%
Private Placement [Member]
Subsequent Events [Line Items]
Private placement face amount	$ 125,000,000		$ 384,327	$ 9,000,000
Series A-2 Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock, par value (in Dollars per share)						$ 0.00001
Series A-2 Private Placement [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)		4,500,000
Combined Company [Member]
Subsequent Events [Line Items]
Common stock achieved		10 years
Hawkeye Tech, Co., Ltd [Member] | Series A-2 Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock, par value (in Dollars per share)					$ 1.83
Outstanding invoices amount					$ 2,000,000
Preferred stock shares (in Shares)					1,049,248